Note 16 Joint ventures and associates changes in the year (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Joint ventures and associates changes in the year [Line Items]
Investments in subsidiaries, joint ventures and associates	€ 916	€ 900	€ 1,437	€ 1,488
Acquisitions and capital increases	87	22	257
Disposals and capital reductions	(88)	(1)	(47)
Transfers and changes of consolidation Method	0	(559)	(7)
Share of profit and loss	20	1	(39)
Exchange differences	(1)	9	(27)
Dividends valuation adjustments and others	€ (2)	€ (9)	€ (188)